As filed with the Securities and Exchange Commission on December 29, 1998
                       1933 Act Registration No. 33-62872
                       1940 Act Registration No. 811-7724

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]
                                                                   -----

            Pre-Effective Amendment No.   [     ]     [     ]
            Post-Effective Amendment No.  [  7  ]     [  X  ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.                 [  7  ]     [  X  ]
                                           -----       -----

                       (Check Appropriate Box or Boxes)

                         NEUBERGER BERMAN INCOME TRUST
            (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (212) 476-8800

                         Theodore P. Giuliano, President
                          Neuberger Berman Income Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on ________________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
_X_  on March 1, 1999 pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on __________ pursuant to paragraph (a)(2)

      The public offering of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

      Neuberger Berman Income Trust is a "master/feeder fund." This Post-Effective Amendment No. 7 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN INCOME TRUST

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A


      This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 7 on Form N-1A

Cross Reference Sheet

NEUBERGER BERMAN LIMITED MATURITY BOND TRUST

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

                         NEUBERGER BERMAN INCOME TRUST
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A
                              CROSS REFERENCE SHEET

              This cross reference sheet relates to the Prospectus
                  and Statement of Additional Information for:

                  NEUBERGER BERMAN LIMITED MATURITY BOND TRUST

            Form N-1A Item No.                   Caption in Part a Prospectus
            ------------------                   ----------------------------

Item 1.     Front and Back Cover Pages           Front and Back Cover Pages

Item 2.     Risk/Return Summary;                 Investor Expenses; Performance;
            Investments, Risks, and              Main Risks
            Performance

Item 3.     Risk/Return Summary; Fee Table       Performance; Investor Expenses

Item 4.     Investment Objectives,               Goal & Strategy; Main Risks
            Principal Investment
            Strategies, and Related Risks

Item 5.     Management's Discussion of Fund      Not Applicable
            Performance

Item 6.     Management, Organization, and        Front Cover Page; Management
            Capital Structure                    Sidebar

Item 7.     Shareholder Information              Your Investment; Buying Shares;
                                                 Maintaining Your Account;
                                                 Privileges and Services; Share
                                                 Prices

Item 8.     Distribution Arrangements            Fund Structure Sidebar (under
                                                 Maintaining Your Account)

Item 9.     Financial Highlights Information Financial Highlights

            Form N-1A Item No.         Caption in Part B
            ------------------
                                       Statement of Additional Information
                                       -----------------------------------

Item 10.    Cover Page and Table of    Cover Page and Table of Contents
            Contents

Item 11.    Fund History               Information Regarding Organization,
                                       Capitalization and Other Matters

Item 12.    Description of the Fund    Investment Information; Certain Risk
            and Its Investments and    Considerations
            Risks

Item 13.    Management of the Fund     Trustees and Officers

Item 14.    Control Persons and        Not Applicable
            Principal Holders of
            Securities

Item 15.    Investment Advisory and    Investment Management and
            Other Services             Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 16.    Brokerage Allocation and   Portfolio Transactions
            Other Practices

Item 17.    Capital Stock and Other    Investment Information;  Additional
            Securities                 Redemption Information; Dividends and
                                       Other Distributions

Item 18.    Purchase, Redemption and   Additional Purchase Information;
            Pricing of Shares          Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 19.    Taxation of the Fund       Dividends and Other Distributions;
                                       Additional Tax Information

Item 20.    Underwriters               Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 21.    Calculation of             Performance Information
            Performance Data

Item 22.    Financial Statements       Financial Statements

                                    Part C
                                    ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 7.

[PHOTO OF CHESS PIECES]                                         NEUBERGER BERMAN

NEUBERGER BERMAN
INCOME TRUST
--------------------------------------------------------------------------------
                    PROSPECTUS         , 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Limited Maturity Bond Trust

CONTENTS

            NEUBERGER BERMAN INCOME TRUST

PAGE 2 ......  Limited Maturity Bond Trust

            YOUR INVESTMENT

     8 ......  Maintaining Your Account

    10 ......  Share Prices

    11 ......  Distributions and Taxes

    13 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of XX/98) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS SEEKING CURRENT INCOME

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 13 FOR INFORMATION ON HOW IT WORKS.

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
LIMITED MATURITY BOND TRUST
--------------------------------------------------------------------------------

    Ticker Symbol: XXXXX      ABOVE: PORTFOLIO MANAGERS THEODORE P.
                              GIULIANO AND CATHERINE WATERWORTH

"HISTORICALLY LIMITED MATURITY PORTFOLIOS HAVE BEEN ABLE TO DELIVER MUCH OF THE YIELD AVAILABLE IN THE INVESTMENT-GRADE BOND MARKET WHILE OFFERING REDUCED SHARE PRICE FLUCTUATION. WITH THIS IN MIND, WE STRIVE TO MANAGE THE FUND WITH AN EMPHASIS ON YIELD AND RISK MANAGEMENT."

GOAL & STRATEGY
------------------------------------------------------------

DURATION
Duration is a measurement of a bond investment's sensitivity to changes in interest rates.

Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration.

BOND RATINGS
Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

Bonds in the top four categories of credit quality are considered investment grade. Bonds in the fifth or sixth category (BB/Ba or B) are called lower-rated, or non-investment grade. Many of these "junk bonds" are actually issued by reputable companies, and offer attractive yields.

 [ARROW]
           THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of net assets in securities that, at the time of purchase, are rated as low as B by Moody's or Standard and Poor's or, if unrated by either of these, are believed by the manager to be of comparable quality.

The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The managers monitor national trends in the corporate and government securities markets, including a range of economic and financial factors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. In choosing lower-rated securities, the managers look for bonds from issuers whose financial health appears comparatively strong but that are smaller or less well known to investors.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

                           Limited Maturity Bond Trust   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if the derivatives do not perform as expected.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term securities. This could help the fund avoid losses but may mean lost opportunities.

[DOLLAR SIGNS]
          Most of the fund's performance depends
          on what happens in the investment grade bond market. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the funds duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

Over time, the fund may produce a lower return than stock investments and less conservative bond investments. Although historically the fund's performance has outpaced inflation, it may not always do so.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

To obtain the fund's current yield call 800-877-9700. The current yield is the fund's net income over a recent 30-day period expressed as an annual rate of return.

 [ARROW]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of XX/XX each year*
[LOGO]

  1988        `89        `90        `91        `92        `93        `94        `95        `96        `97
------------------------------------------------------------------------------------------------------------

BEST QUARTER:      WORST QUARTER:
Year-to-date performance as of xx/xx/98:

AVERAGE ANNUAL TOTAL % RETURNS as of XX/XX/XX*

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

LIMITED MATURITY BOND TRUST        00.00        00.00        00.00
Merrill Lynch 1-3 Year
Treasury Index

 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.

* The fund began operating in August 1993. Performance results from March 1988 to August 1993 are actually those of another Neuberger Berman fund that began operations in 1988, and invests in the same portfolio of securities. Because the older fund had moderately lower expenses, its performance was slightly better than Limited Maturity Bond Trust would have had. That older fund is not offered in this prospectus.

                           Limited Maturity Bond Trust   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a principal of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 19 .

CATHERINE WATERWORTH has co-managed the fund's assets since December 1998. Previously she was a managing director of major investment firms from 1995-98 and a senior officer at another firm prior to 1995.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 10/31/98, the management/administration fees paid to Neuberger Berman Management were 0.00% of average net assets.

[DOLLAR SIGNS]
          The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)

 These are deducted from fund assets, so you pay them indirectly.

         Management/administration fees
PLUS:    Distribution (12b-1) fees            None
         Other expenses
                                              ....
EQUALS:  Total annual operating expenses

NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO .80% OF AVERAGE NET ASSETS. THIS ARRANGEMENT MAY BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 13.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses**             $        $         $         $

** UNDER THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE, YOUR
   COSTS FOR THE ONE-, THREE-, FIVE-, AND TEN-YEAR PERIODS WOULD BE $     ,
   $     , $     , AND $     , RESPECTIVELY.

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended October 31,                                                1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year
PLUS:     Income from investment operations
          Net investment income
          Net gains/losses -- realized and unrealized
          Subtotal: income from investment operations
MINUS:    Distributions to shareholders
          Income dividends
          Capital gain distributions
          Distributions in excess of net capital gains
          Subtotal: distributions to shareholders
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual
Gross expenses(1)
Expenses(2)
Net investment income -- actual
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)
Net assets at end of year (in millions of dollars)
Portfolio turnover rate (%)

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                           Limited Maturity Bond Trust   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of the fund described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally there are no tax consequences to you in this case.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have sales charges, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. The fund declares income dividends daily and pays them monthly. Ordinarily, the funds make any distributions once a year (in December). Gains from foreign currency transactions, if any, are normally distributed in December.

Consult your investment provider about whether your income and capital gains distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax free. Eventual withdrawals from a Roth IRA of these amounts also may be tax free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Distributions of taxable income and short-term capital gains distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax consequences. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "master-feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio.

In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio. Costs for a feeder fund include its own costs and its share of master portfolio costs.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

                                      Your Investment   13

------------------------------------------------------------

[SOLID BAR]

OBTAINING INFORMATION
You can obtain a share-
holder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN LIMITED MATURITY BOND TRUST

- NO LOAD

- NO SALES CHARGES

- NO 12b-1 FEES

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR1040299                            SEC file number: 811-7724

                  NEUBERGER BERMAN INCOME TRUST AND PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED MARCH __, 1999

                                Neuberger Berman
                          Limited Maturity Bond Trust
                             (and Neuberger Berman
                              Limited Maturity Bond
                                   Portfolio)

                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


                  Neuberger Berman LIMITED MATURITY Bond Trust ("Fund") is a no-load mutual fund that offer shares pursuant to a Prospectus dated March __, 1999. The Fund invests all of its net investable assets in Neuberger Berman Limited Maturity Bond Portfolio ("Portfolio").

         AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

                  The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Incorporated ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Temporary Defensive Position..........................................3
         Overview of the Fund..................................................4
         Additional Investment Information.....................................4
         Risks of Fixed Income Securities.....................................23


CERTAIN RISK CONSIDERATIONS...................................................25


PERFORMANCE INFORMATION.......................................................25
         Yield Calculations...................................................25
         Total Return Computations............................................26
         Comparative Information..............................................26
         Other Performance Information........................................27


TRUSTEES AND OFFICERS.........................................................28


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................33
         Investment Manager and Administrator.................................33
         Management and Administration Fees...................................34
         Expense Reimbursements...............................................35
         Sub-Adviser..........................................................35
         Management and Control of NB Management..............................38


DISTRIBUTION ARRANGEMENTS.....................................................38


ADDITIONAL PURCHASE INFORMATION...............................................39
         Share Prices and Net Asset Value.....................................39


ADDITIONAL EXCHANGE INFORMATION...............................................39


ADDITIONAL REDEMPTION INFORMATION.............................................41
         Suspension of Redemptions............................................41
         Redemptions in Kind..................................................41

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................42


ADDITIONAL TAX INFORMATION....................................................42
         Taxation of the Fund.................................................42
         Taxation of the Portfolio............................................43
         Taxation of the Fund's Shareholders..................................46


PORTFOLIO TRANSACTIONS........................................................46
         Portfolio Turnover...................................................47


REPORTS TO SHAREHOLDERS.......................................................47


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................47
         The Fund.............................................................47
         The Portfolio........................................................48


CUSTODIAN AND TRANSFER AGENT..................................................49


INDEPENDENT AUDITORS..........................................................49


LEGAL COUNSEL.................................................................50


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................50


REGISTRATION STATEMENT........................................................51


FINANCIAL STATEMENTS..........................................................51


Appendix A.....................................................................1

                             INVESTMENT INFORMATION

                  The Fund is a separate series of Neuberger Berman Income Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.")

                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

                  The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

                  For purposes of the investment limitation on concentration in a particular industry, the Portfolio determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also, for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry. For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

                  Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets, contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

                  The   Portfolio's    fundamental   investment   policies   and
limitations are as follows:

                  1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                  2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                  3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                  4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

                  5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                  6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                  7. SENIOR SECURITIES.    The  Portfolio  may  not issue senior
securities,  except as permitted under the 1940 Act.

                  8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                  The  Portfolio's   non-fundamental   investment  policies  and
limitations are as follows:

                  1. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                  2. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

                  3. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                  4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

Temporary Defensive Position
----------------------------

         For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the debt securities in which the Portfolio normally invests.

Overview of the Fund
--------------------

                  The Fund pursues attractive current income with low risk to principal. The Fund is managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.

                  We also manage the duration of the portfolio. LIMITED MATURITY'S portfolio of bonds has a maximum average duration of four years. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

                  LIMITED MATURITY is appropriate for investors who seek to participate in the returns of the bond market, but wish to avoid significant fluctuations in principal value. In order to achieve its investment goal through the Portfolio, the Fund has the flexibility to invest across the full range of bond sectors (corporate, mortgage-backed securities, etc.) and may invest a limited portion of its assets in foreign securities denominated in foreign currencies as well as lower-rated "high yield" issues.

                  The investment strategy of this Fund is based upon the demonstrated ability of short and intermediate duration portfolios to deliver virtually all of the income of riskier long-term maturity portfolios. Thus, this Fund limits its maximum average duration to four years. However, in order to improve total return, it invests across a broad range of fixed income sectors and within each sector seeks out securities that have a higher yield than counterpart issues that we believe have a similar credit risk. It may opportunistically invest in foreign issues when they offer higher yield than U.S. issues. In addition, it may invest up to 10% of its net assets in "high yield" issues when these issues offer the prospect of higher total return to the Portfolio. It is the manager's belief that the combination of broad sector diversification, active security selection and flexible maturity and duration management can offer investors the prospect of total returns that will approximate the bond market as a whole, with only moderate fluctuation in principal value.

Additional Investment Information
---------------------------------

                  The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

                  U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley

Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

                  INFLATION-INDEXED SECURITIES. The Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond.

                  Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

                  Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, the Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

                  ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the U.S. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

                  POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

                  REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

                  POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                  SECURITIES LOANS. The Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management. NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                  POLICIES AND LIMITATIONS. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

                  RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                  Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

                  POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

                  COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                  REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's and the Fund's NAVs and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

                  POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

                  BANKING AND SAVINGS INSTITUTION SECURITIES. The Portfolio may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests, typically are not covered by deposit insurance.

                  VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.

                  Adjustable Rate Securities in which the Portfolio invests frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolio's quality standards. Accordingly, in purchasing these securities, the Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit).

                  The Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. The Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

                  POLICIES AND LIMITATIONS. The Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Portfolio, excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

                  For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

                  MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie
Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

                  Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

                  Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolio uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

                  Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

                  Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.
                  The Portfolio may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Portfolio's quality standards. NB Management will, consistent with the Portfolio's investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

                  POLICIES AND LIMITATIONS. The Portfolio may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the Portfolio's net assets would be invested in illiquid securities.

                  ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

                  Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed-through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

                  Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

                  Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

                  The Portfolio may invest in trust preferred securities, which are a type of asset-backed securities. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Portfolio.

                  U.S.  DOLLAR-DENOMINATED  FOREIGN DEBT  SECURITIES.  These are
securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse local political, social, diplomatic and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United

States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

                  POLICIES AND LIMITATIONS. These investments are subject to the Portfolio's quality, maturity, and duration standards.

                  FOREIGN CURRENCY DENOMINATED FOREIGN SECURITIES. Foreign currency denominated foreign securities are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, of their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

                  Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

                  Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

                  POLICIES AND LIMITATIONS. The Portfolio may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

The Portfolio invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

                  DOLLAR ROLLS. In a "dollar roll," the Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Portfolio's and the Fund's NAVs and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors creditworthiness of counterparties to dollar rolls.

                  POLICIES  AND   LIMITATIONS.   Dollar  rolls  are   considered
borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings.

                  WHEN-ISSUED  TRANSACTIONS.   These  transactions  may  involve
mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

                  When-issued transactions enable the Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

                  The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

                  POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

                  When the Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

                  FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate and bond index futures contracts and options thereon and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolio.

                  A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

                  U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

                  Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

                  "Margin" with respect to Futures is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by the Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, the Portfolio marks to market the value of its open Futures positions. The Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

                  An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

                  Although the Portfolio believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

                  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

                  POLICIES AND LIMITATIONS. The Portfolio may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Futures or options thereon for speculation.

                  CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs or to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

                  When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. When writing call options, the Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price.

                  When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

                  The  writing  of  covered  call  options  is  a   conservative
investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

                  POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. The Portfolio may write covered call options for the purpose of producing income. The Portfolio will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

                  PUT OPTIONS ON SECURITIES. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                  When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                  Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

                  POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs).

                  GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counterparty, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

                  The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less or (plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

                  Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

                  The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

                  The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

                  POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                  FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

                  NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

                  However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

                  POLICIES AND LIMITATIONS. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it.

                  OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

                  POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. To the extent the Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

                  COVER FOR FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.

                  POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

                  GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in the market value of the securities or currencies held or to be acquired by the Portfolio and changes in the market value of Hedging
Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

                  The Portfolio's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Portfolio."

                  POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

                  INDEXED SECURITIES. The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

                  ZERO COUPON AND STEP COUPON SECURITIES. The Portfolio may invest in zero coupon and step coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments.

                  Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued OID attributable to zero coupon and step coupon securities) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

                  The market prices of zero coupon and step coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

                  MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories, and possessions and their political subdivisions, agencies, and instrumentalities.

                  The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

                  The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

                  Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

                  POLICIES AND LIMITATIONS. The Portfolio may invest up to 5% of its net assets in municipal obligations.

                  LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, if the Portfolio invests in lower-quality securities, it may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

                  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

                  The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

                  The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

                  See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

                  POLICIES AND LIMITATIONS. The Portfolio may invest up to 10% of its net assets in lower-rated debt securities; the Portfolio will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by NB Management to be of comparable quality.

Risks of Fixed Income Securities
--------------------------------

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         RATINGS OF FIXED INCOME SECURITIES

                  As discussed in the Prospectus, the Portfolio may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

                  HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

                  INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

                  LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer or the securities may already be in default. See the additional risks described above for lower-rated securities.

                  Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, NB Management will engage in an orderly disposition of the downgraded or other securities to the extent necessary to ensure that the Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade will not exceed 10% of its net assets. The Portfolio may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Portfolio's investment policies.

         DURATION AND MATURITY

                  Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

                  Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

                  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

                  The Portfolio's dollar-weighted average duration will not exceed four years, although the Portfolio may invest in individual securities of any duration; the Portfolio's dollar-weighted average maturity may range up to five years.

                           CERTAIN RISK CONSIDERATIONS

                  The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

                  Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                             PERFORMANCE INFORMATION

                  The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share price of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

                  The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of an investment.

                  The annualized yield for the Fund for the 30-day period ended October 31, 1998 was 5.26%.

Total Return Computations
-------------------------

                  The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

                  Although the Fund did not commence operations until August 30, 1993, the Fund's investment objective, limitations, and policies are the same as those of another mutual fund administered by NB Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, its Sister Fund and which, as used herein, includes data for the Sister Fund's predecessor. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund and its predecessor.

                  The average annual total returns for the Fund, its Sister Fund and that Sister Fund's predecessor for the one-, five- and ten-year periods ended October 31, 1998, were +4.79%, +5.03%, and +6.83%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986 and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $22,575 on October 31, 1998.

                  NB Management may from time to time reimburse the Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

Comparative Information
-----------------------

                  From time to time the Fund's performance may be compared with:

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

         (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

                  The Fund's performance also may be compared from time to time with the following specific indices and other measures of performance: the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate
Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

                  The Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. The Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and the volatility in those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

                  In addition, the Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in the Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

                  The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Fund's performance, its yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

Other Performance Information
-----------------------------

                  From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

                  Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of the Fund's performance.

                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

                  Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                              TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, administered or managed by NB Management and Neuberger Berman.

 Name, Address                    Positions Held
 and Age(1)                       With the Trusts               Principal Occupation(s)(2)
 -------------                    ---------------               --------------------------

 John Cannon (68)                 Trustee of each Trust         Senior Vice President AMA Investment
 CDC Associates, Inc.                                           Advisers, Inc. (1991-1993); Chairman and
 620 Sentry Parkway                                             Chief Investment Officer of CDC Associates,
 Suite 220                                                      Inc. (registered investment adviser)
 P.O. Box 1111                                                  (1993-present).
 Blue Bell, PA  19422


                                       28

 Name, Address                    Positions Held
 and Age(1)                       With the Trusts               Principal Occupation(s)(2)
 -------------                    ---------------               --------------------------

 Stanley Egener* (64)             Chairman of the Board,        Principal of Neuberger Berman; President
                                  Chief Executive Officer,      and Director of NB Management; Chairman of
                                  and Trustee of each Trust     the Board, Chief Executive Officer, and
                                                                Trustee of nine other mutual funds for which
                                                                NB Management acts as investment manager
                                                                or administrator.
 Theodore P. Giuliano* (45)       President and Trustee of      Principal of Neuberger & Berman; Vice
                                  each Trust                    President and Director of NB Management;
                                                                President and Trustee of one other
                                                                mutual fund for which NB Management
                                                                serves as administrator.

 Barry Hirsch (64)                Trustee of each Trust         Senior Vice President, Secretary, and
 Loews Corporation                                              General Counsel of Loews Corporation
 667 Madison Avenue                                             (diversified financial corporation).
 7th Floor
 New York, NY 10021

 Robert A. Kavesh (70)            Trustee of each Trust         Professor of Finance and Economics at Stern
 110 Bleecker Street                                            School of Business, New York University;
 Apt. 24B                                                       Director of Del Laboratories, Inc. and
 New York, NY 10012                                             Greater New York Mutual Insurance Co.

 William E. Rulon (65)            Trustee of each Trust         Retired.  Senior Vice President of
 1761 Hotel Circle South                                        Foodmaker, Inc. (operator and franchiser of
 San Diego, CA 92108                                            restaurants) until January 1997; Secretary
                                                                of Foodmaker, Inc. until July 1996.


                                       29

 Name, Address                    Positions Held
 and Age(1)                       With the Trusts               Principal Occupation(s)(2)
 -------------                    ---------------               --------------------------

 Candace L. Straight (50)         Trustee of each Trust         Private investor and consultant
 518 E. Passaic Avenue                                          specializing in the insurance industry;
 Bloomfield, NJ  07003                                          Principal of Head & Company, LLC (limited
                                                                liability company providing investment
                                                                banking and consulting services to the
                                                                insurance industry) until March 1996;
                                                                Director of Drake Holdings (U.K. motor
                                                                insurer) until June 1996.

 Daniel J. Sullivan (59)          Vice President of each Trust  Senior Vice President of NB Management since 1992; prior thereto, Vice President
                                                                of NB Management; Vice President of nine
                                                                other mutual funds for which NB Management
                                                                acts as investment manager or administrator.
 Michael J. Weiner (51)           Vice President and            Senior Vice President and Treasurer of NB
                                  Principal Financial Officer   Management since 1992; Treasurer of NB
                                  of each Trust                 Management from 1992 to 1996; prior
                                                                thereto, Vice President and Treasurer of
                                                                NB Management and Treasurer of certain
                                                                mutual funds for which NB Management
                                                                acted as investment adviser; Vice
                                                                President and Principal Financial
                                                                Officer of nine other mutual funds for
                                                                which NB Management acts as investment
                                                                manager or administrator.

 Claudia A. Brandon (42)          Secretary of each Trust       Vice President of NB Management; Secretary
                                                                of nine other mutual funds for which NB
                                                                Management acts as investment manager or
                                                                administrator.


                                       30

 Name, Address                    Positions Held
 and Age(1)                       With the Trusts               Principal Occupation(s)(2)
 -------------                    ---------------               --------------------------

 Richard Russell (51)             Treasurer and Principal       Vice President of NB Management since 1993;
                                  Accounting Officer of each    prior thereto, Assistant Vice President of
                                  Trust                         NB Management; Treasurer and Principal
                                                                Accounting Officer of nine other mutual
                                                                funds for which NB Management acts as
                                                                investment manager or administrator.

 Stacy Cooper-Shugrue (35)        Assistant Secretary of each   Assistant Vice President of NB Management
                                  Trust                         since 1993; prior thereto, employee of NB
                                                                Management; Assistant Secretary of nine
                                                                other mutual funds for which NB
                                                                Management acts as investment manager
                                                                or administrator.

 C. Carl Randolph (61)            Assistant Secretary of each   Principal of Neuberger Berman since 1992;
                                  Trust                         prior thereto, employee of Neuberger
                                                                Berman; Assistant Secretary of nine
                                                                other mutual funds for which NB
                                                                Management acts as investment manager
                                                                or administrator.

 Barbara DiGiorgio (39)           Assistant Treasurer of each   Assistant Vice President of NB Management
                                  Trust                         since 1993; prior thereto, employee of NB
                                                                Management; Assistant Treasurer of nine
                                                                other mutual funds for which NB
                                                                Management acts as investment manager
                                                                or administrator.

 Celeste Wischerth (37)           Assistant Treasurer of each   Assistant Vice President of NB Management
                                  Trust                         since 1994; prior thereto, employee of NB
                                                                Management; Assistant Treasurer of nine
                                                                other mutual funds for which NB
                                                                Management acts as investment manager
                                                                or administrator.

--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of NB Management and principals of Neuberger Berman.

                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/97
                         ------------------------------


                                                                                Total Compensation from Trusts in
 Name and Position                                Aggregate Compensation        the Neuberger Berman Fund Complex
 with the Trust                                       from the Trust                    Paid to Trustees
 -----------------                                ----------------------        ---------------------------------

 John Cannon                                                $                                   $
 Trustee

 Stanley Egener                                             $0                                 $0
 Chairman  of  the  Board,  Chief  Executive                                     (10 other investment companies)
 Officer, and Trustee

 Theodore P. Giuliano                                       $0                                 $0
 President and Trustee                                                           (2 other investment companies)


                                       32

 Barry Hirsch                                               $                                   $
 Trustee                                                                         (2 other investment companies)

 Robert A. Kavesh                                           $                                   $
 Trustee                                                                         (2 other investment companies)

 Harold R. Logan                                            $                                   $
 Trustee (retired 12/96)                                                         (2 other investment companies)

 William E. Rulon                                           $                                   $
 Trustee                                                                         (2 other investment companies)

 Candace L. Straight                                        $                                   $
 Trustee                                                                         (2 other investment companies)

                  At January __, 1999, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.



                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

                  Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on July 2, 1993.

                  The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

                  NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of

Managers Trust who are officers, directors, or employees of NB Management. Two officers and directors of NB Management (who also are principals of Neuberger Berman), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                  NB  Management  provides  similar  facilities,  services,  and personnel to the Fund  pursuant to an  administration  agreement  with the Trust dated July 2, 1993 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus. NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

Management and Administration Fees
----------------------------------

                  For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

                  For administrative services, the Fund pays NB Management at the annual rate of 0.50% of the Fund's average daily net assets. With the Fund's consent, NB Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.

                  The Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 1998, 1997, and 1996:

Fund                           1998               1997                 1996
----                           ----               ----                 ----
LIMITED MATURITY              $372,713           $246,420             $114,471


Expense Reimbursements
----------------------

                  NB Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.80% per annum of the average daily net assets of the Fund. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. NB Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice.

                  For the fiscal years ended October 31, 1998, 1997 and 1996, NB Management reimbursed the Fund the following amounts of expenses under the above arrangements:

Fund                           1998              1997                  1996
----                           ----              ----                  ----
Limited Maturity              $206,630          $144,510              $168,733


                  The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                  The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

                  NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on July 2, 1993.

                  The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds managed by NB Management.

                  The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice to the Fund. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

                  Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

                  As of December 31, 1997, the investment companies managed by NB Management had aggregate net assets of approximately $20.7 billion. NB Management currently serves as investment manager of the following investment companies:


      Name                                                                       December 31, 1998
      ----                                                                       -----------------

Neuberger Berman Cash Reserves Portfolio............................................................$ _____________
      (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio.........................................................$ _____________
      (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio..........................................................$ _____________
      (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio....................................................$ _____________
      (investment  portfolio for Neuberger  Berman Limited Maturity Bond Fund and Neuberger Berman Limited Maturity
      Bond Trust)

Neuberger Berman Municipal Money Portfolio..........................................................$ _____________
      (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio.....................................................$ _____________
      (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Focus Portfolio....................................................................$ _____________
      (investment  portfolio for Neuberger  Berman Focus Fund,  Neuberger  Berman Focus Trust, and Neuberger Berman
      Focus Assets)

Neuberger Berman Genesis Portfolio..................................................................$ _____________
      (investment  portfolio for Neuberger  Berman Genesis Fund,  Neuberger  Berman  Genesis  Trust,  and Neuberger
      Berman Genesis Assets)


                                       36

Neuberger Berman Guardian Portfolio...............................................................  $ _____________
      (investment  portfolio for Neuberger  Berman Guardian Fund,  Neuberger  Berman Guardian Trust,  and Neuberger
      Berman Guardian Assets)

Neuberger Berman International Portfolio............................................................$ _____________
      (investment portfolio for Neuberger Berman International Fund and Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio................................................................$ _____________
      (investment  portfolio for Neuberger Berman  Manhattan Fund,  Neuberger Berman Manhattan Trust, and Neuberger
      Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio.............................................................. $ _____________
      (investment portfolio for Neuberger Berman Millennium Fund and Neuberger Berman Millennium Trust)

Neuberger Berman Partners Portfolio.................................................................$ _____________
      (investment  portfolio for Neuberger  Berman Partners Fund,  Neuberger  Berman Partners Trust,  and Neuberger
      Berman Partners Assets)

Neuberger Berman Socially Responsive Portfolio......................................................$ _____________
      (investment  portfolio for Neuberger Berman Socially  Responsive Fund,  Neuberger Berman Socially  Responsive
      Trust and Neuberger Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (seven series)..............................................................$ _____________

                  The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

                  There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

Management and Control of NB Management
---------------------------------------

                  The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice
President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President;
Catherine Waterworth, Vice President; Allan R. White, III, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph
S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons, Sundman and White and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

                  Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

                  NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

                  From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1999. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

                  The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

                  The Portfolio values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolio periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. The Portfolio and the Fund calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

                  If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

                  As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchanging Shares," an Institution may exchange shares of the Fund for shares of the equity funds that are briefly described below, if made available through that Institution.

                  Fund shareholders who are considering exchanging shares into any of the funds described below should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger Berman Equity Trust") that is registered with the SEC as an open-end management investment company; and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

 Neuberger Berman                     Seeks long-term growth of  capital through
 Focus Trust                          investments  principally in  common stocks
                                      selected from 13 multi-industry   economic
                                      sectors.  The corresponding portfolio uses
                                      a  value-oriented  approach   to    select
                                      individual securities and then focuses its
                                      investments in the sectors in  which   the
                                      undervalued stocks are clustered.  Through
                                      this  approach,    90%  or  more  of   the
                                      portfolio's investments are normally  made
                                      in  not  more   than  six sectors.

 Neuberger  Berman                    Seeks   growth   of   capital      through
 Genesis  Trust                       investments  primarily in common stocks of
                                      companies     with     small        market
                                      capitalizations (i.e., up to $1.5 billion)
                                      at the time of the Portfolio's investment.
                                      The   corresponding    portfolio  uses   a
                                      value-oriented approach to the selection of individual securities.

 Neuberger  Berman                    Seeks long-term growth of capital  through
 Guardian Trust                       investments primarily in common stocks  of
                                      long-established,  high-quality companies
                                      that  NB  Management   believes  are well-
                                      managed.   The corresponding     portfolio
                                      uses  a   value-oriented  approach  to the
                                      selection   of    individual   securities.
                                      Current income is a  secondary  objective.
                                      The sister fund   (and  its   predecessor)
                                      have  paid  its  shareholders   an  income
                                      dividend every quarter, and a capital gain
                                      distribution  every  year,    since    its
                                      inception in 1950,   although there can be
                                      no assurance that it will be able to continue to do so.

 Neuberger Berman                     Seeks  long-term  growth  of  capital   by
 International Trust                  investing  primarily  in  common stocks of
                                      foreign  companies.    Assets   will    be
                                      allocated    among    economically  mature
                                      countries   and   emerging  industrialized
                                      countries.

 Neuberger Berman                     Seeks growth of capital without regard  to
 Manhattan Trust                      income, through investments in  securities
                                      of   small-,     medium-   and      large-
                                      capitalization  companies  (with a current
                                      focus      on        medium-capitalization
                                      companies)  believed  to have the  maximum
                                      potential    for     long-term     capital
                                      appreciation.       The      corresponding
                                      portfolio's  investment  program  involves
                                      greater  risks and share price  volatility
                                      than   programs   that   invest   in  more
                                      undervalued securities.

 Neuberger  Berman                    Seeks  growth   of  capital  by  investing
 Millennium Trust                     primarily  in  common  stocks  of   small-
                                      capitalization  companies  (those  with  a
                                      market value of no more than $1.5  billion
                                      at  the  time the fund  first invests   in
                                      them).    The corresponding portfolio uses
                                      a growth-oriented investment approach to the selection of individual securities.

 Neuberger Berman                     Seeks capital growth through an investment
 Partners Trust                       approach  that is  designed  to   increase
                                      capital   with   reasonable   risk.    Its
                                      investment   program   seeks    securities
                                      believed   to   be   undervalued  based on
                                      strong   fundamentals   such   as  a   low
                                      price-to-earnings  ratio,  consistent cash
                                      flow,  and  the  company's   track  record
                                      through all parts of the market cycle. The
                                      corresponding     portfolio    uses    the
                                      value-oriented investment approach to the selection of individual securities.

 Neuberger Berman Socially            Seeks long-term growth of capital through
 Responsive  Trust                    investments primarily in securities of
                                      companies that meet both financial
                                      and social criteria.

                  The Fund described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.

                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Equity Trusts share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

                  The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

                  The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

                  The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

                  Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of the Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

                  Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

                  In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

                  If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) and distributions that otherwise would qualify as "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                  Certain funds that invest in portfolios managed by NB Management, including the Sister Fund, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust or Equity Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, its conclusion apply to the Fund as well.

                  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                  See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolio
-------------------------

                  The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

                  Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

                  Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the

Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

                  Dividends and interest received by the Portfolio and gains realized by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total returns on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                  The Portfolio's use of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

                  Exchange-traded Futures Contracts and listed options thereon and certain Forward Contracts ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

                  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

                  Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

                  When a covered call option written (sold) by the Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

                  If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize a gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

                  The Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

                  The Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

Taxation of the Fund's Shareholders
-----------------------------------

                  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

                  Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

                  In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or NB Management. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

                  During the fiscal year ended October 31, 1998, the Portfolio acquired securities of the following of its "regular brokers or dealers":
Goldman, Sachs & Co. and Merrill Lynch, Pierce, Fenner & Smith Inc. At October 31, 1998, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $_______; and Merrill Lynch, Pierce, Fenner & Smith Inc., $-------.

                  No affiliate of the Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. The Portfolio does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

Portfolio Turnover
------------------

                  The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

                  Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for the Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

                  The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has one operating series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of the series belong only to that series, and the liabilities of the series are borne solely by the series and no other.

                  DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

                  SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

                  CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

The Portfolio
-------------

                  The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.

                  FUND'S INVESTMENTS IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

                  The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger Berman LIMITED MATURITY Bond Fund, a series of Neuberger Berman Income Funds ("Income Funds"), invests all of its net assets in the Portfolio. The shares of each series of Income Funds are available for purchase by members of the general public. The Trust does not sell its shares directly to members of the general public.

                  The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the other series of Income Funds) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that invests in the Portfolio is available from NB Management by calling 800-877-9700.

                  The trustees of the Trust believe that investment in the Portfolio by a series of Income Funds or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

                  The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

                  INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

                  CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

                  The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                              INDEPENDENT AUDITORS

                  The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

                  The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at January __, 1999:

                                                                                             Percentage of
                                                                                             Ownership at
                                 Name and Address                                          January __, 1999
                                 ----------------                                          ----------------
  Limited Maturity:              Chase Manhattan Bank TTEE Met Life Defined                     _____%
                                 Contribution Group
                                 Attn David Otti
                                 770 Broadway 10th Floor
                                 New York, NY 10003

                                 Nationwide Life Insurance                                      _____%
                                 QPVA
                                 C/O IPO Portfolio Accounting
                                 PO Box 182029
                                 Columbus, OH 43218

                                 D. Leon Leonhardt PSP                                          _____%
                                 For Partners & Principals
                                 of Price Waterhouse Ltd.
                                 DTD 6/28/85
                                 3109 W DR Martin Luther King Blvd.
                                 Tampa, FL  33607

                                 D Leon Leonhardt Retirement                                    _____%
                                 Benefit Accumulation Plan for Employees of Price
                                 Waterhouse LLP
                                 3109 W DR Martin Luther King Blvd.
                                 Tampa, FL 33607

                                 National Financial Serv Corp.                                   ____%
                                 For the Exclusive Benefit of
                                 our Customers
                                 P.O. Box 3908
                                 Church Street Station
                                 New York, NY 10008-3908

                             REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

                                 [To be filed.]

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                  S&P CORPORATE BOND RATINGS:

                  AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                  A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  CI - The rating CI is reserved for income bonds on which no interest is being paid.

                  D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in - arrears.

                  Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                  MOODY'S CORPORATE BOND RATINGS:

                  Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                  Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                  A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                  S&P COMMERCIAL PAPER RATINGS:

                  A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  MOODY'S COMMERCIAL PAPER RATINGS

                  Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.

                  -        High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN INCOME TRUST

                                    PART C

                               OTHER INFORMATION

Item 23     Financial Statements and Exhibits
-------     ---------------------------------

(a)         Financial Statements:  None.

(b)         Exhibits:

            Exhibit
            Number      Description
            -------     -----------

             (a)        (1)   Certificate of Trust. Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-62872 and
                              811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (2)   Restated Certificate of Trust.  Filed Herewith.

                        (3) Trust Instrument of Neuberger Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (4) Schedule A - Current Series of Neuberger Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                              0000898432-98-000251.

             (b) By-laws of Neuberger Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

             (c)        (1)   Trust Instrument of Neuberger Berman Income
                              Trust, Articles IV, V, and VI. Incorporated by
                              Reference to Post-Effective Amendment No. 3 to
                              Registrant's Registration Statement, File Nos.
                              33-62872 and 811-7724, EDGAR Accession No.
                              0000898432-96-00018.
                        (2)   By-laws of Neuberger Berman Income Trust Articles

                              V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

             (d)        (1)   (i)    Management Agreement Between Income
                                     Managers Trust and Neuberger Berman
                                     Management Incorporated. Incorporated by
                                     Reference to Post-Effective Amendment No.

                                     21 to Registration Statement of Neuberger
                                     Berman Income Funds, File Nos. 2-85229 and
                                     811-3802, EDGAR Accession No.
                                     0000898432-96-000117.

                              (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 25 to Registration Statement of Neuberger Berman Income Funds, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                     0000898432-98-000246.

                              (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 25 to Registration Statement of Neuberger Berman Income Funds, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                     0000898432-98-000246.

                        (2)   (i)    Sub-Advisory Agreement Between Neuberger
                                     Berman Management Incorporated and
                                     Neuberger Berman, L.P. with Respect to
                                     Income Managers Trust. Incorporated by
                                     Reference to Post-Effective Amendment No.
                                     21 to Registration Statement of Neuberger
                                     Berman Income Funds, File Nos. 2-85229 and
                                     811-3802, EDGAR Accession No.
                                     0000898432-96-00017.

                              (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 25 to Registration Statement of Neuberger Berman Income Funds, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                     0000898432-98-000246.

                              (iii) Substitution Agreement Among Neuberger Berman Management Incorporated, Income Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-97-000040.

             (e)        (1)   Distribution Agreement Between Neuberger
                              Berman Income Trust and Neuberger Berman
                              Management Incorporated. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-62872 and
                              811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (2) Schedule A - Series of Neuberger Berman Income Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant's

                              Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 000898432-98-000251.

             (f)        Bonus, Profit Sharing or Pension Plans.  None.

             (g)        (1)   Custodian Contract Between Neuberger Berman
                              Income Trust and State Street Bank and Trust
                              Company. Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-62872 and
                              811-7724, EDGAR Accession No. 0000898432-96-00018.

                        (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                              0000898432-97-000040.

                        (3) Agreement between Neuberger Berman Income Trust and State Street Bank and Trust Company relating to the merger of Neuberger Berman Ultra Short Bond Trust and Neuberger Berman Limited Maturity Bond Trust. Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-98-000251.

             (h)        (1)   (i)    Transfer Agency and Service Agreement
                                     Between Neuberger Berman Income Trust and
                                     State Street Bank and Trust Company.
                                     Incorporated by Reference to Post-Effective
                                     Amendment No. 3 to Registrant's
                                     Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No.
                                     0000898432-96-00018.

                              (ii) First Amendment to Transfer Agency and Service Agreement between Neuberger Berman Income Trust and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos.33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

                              (iii) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-97-000040.

                        (2)   (i)    Administration Agreement Between Neuberger
                                     Berman Income Trust and Neuberger Berman
                                     Management Incorporated.  Incorporated by
                                     Reference to Post-Effective Amendment No.
                                     3 to Registrant's Registration Statement,
                                     File Nos. 33-62872 and 811-7724, EDGAR
                                     Accession No. 0000898432-96-00018.

                               (ii) Schedule A - Series of Neuberger Berman Income Trust Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR
                                      Accession No. 0000898432-98-000251.

                               (iii) Schedule B - Schedule of Compensation Under
                                     the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-97-000040.

             (i) Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Incorporated by Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-98-000251.

             (j) Other Opinions, Appraisals, Rulings and Consents: To Be Filed by Amendment.

             (k)        Financial Statements Omitted from Prospectus.  None.

             (l)        Letter of Investment Intent.  None.

             (m)        Plan Pursuant to Rule 12b-1.  None.

             (n)        Financial Data Schedules. To Be Filed by Amendment.

             (o)        Plan Pursuant to Rule 18f-3.  None.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      No person is controlled by or under common control with the Registrant.

ITEM 25.    INDEMNIFICATION.

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Managers Trust or a Portfolio or its interestholders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

      Section 11 of the Agreement provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the

Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Section 12 of the Administration Agreement provides that each Series shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations hereunder with respect to such Series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or its employees, agents or contractors.

      Section 13 of the Administration Agreement provides that NB Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) NB Management's failure to comply with the terms of this Agreement with respect to such Series; or (ii) NB Management's lack of good faith in performing its obligations hereunder with respect to such Series; or (iii) NB Management's negligence or misconduct of its employees, agents or contractors in connection herewith with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than NB Management unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreement between the Registrant and NB Management contains provisions similar to Section 11 of the Administration Agreement, with respect to NB Management.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Claudia A. Brandon                    Secretary,   Neuberger   Berman   Advisers
Vice President, NB                    Management  Trust;   Secretary,   Advisers
Management                            Managers   Trust;   Secretary,   Neuberger
                                      Berman Income Funds; Secretary,  Neuberger
                                      Berman Income Trust; Secretary,  Neuberger
                                      Berman Equity Funds; Secretary,  Neuberger
                                      Berman  Equity  Trust;  Secretary,  Income
                                      Managers Trust; Secretary, Equity Managers
                                      Trust;  Secretary,  Global Managers Trust;
                                      Secretary, Neuberger Berman Equity Assets;
                                      Secretary, Neuberger Berman Equity Series.

Valerie Chang
Assistant Vice President,             Senior Securities Analyst, TIAA/CREF.1
NB Management

Brooke A. Cobb                        Chief    Investment    Officer,     Bainco
Vice President,                       International   Investors.   Senior   Vice
NB Management                         President  and Senior  Portfolio  Manager,
                                      Putnam Investments.2

Stacy Cooper-Shugrue                  Assistant   Secretary,   Neuberger  Berman
Assistant Vice President,             Advisers   Management   Trust;   Assistant
NB Management                         Secretary,    Advisers   Managers   Trust;
                                      Assistant   Secretary,   Neuberger  Berman
                                      Income   Funds;    Assistant    Secretary,
                                      Neuberger  Berman Income Trust;  Assistant
                                      Secretary,  Neuberger Berman Equity Funds;
                                      Assistant   Secretary,   Neuberger  Berman
                                      Equity Trust; Assistant Secretary,  Income
                                      Managers   Trust;   Assistant   Secretary,
                                      Equity    Managers    Trust;     Assistant
                                      Secretary,    Global    Managers    Trust;
                                      Assistant   Secretary,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Secretary,
                                      Neuberger Berman Equity Series.

Robert W. D'Alelio                    Senior    Portfolio    Manager,     Putnam
Vice President, NB                    Investments.3
Management; Principal,
Neuberger Berman

Barbara DiGiorgio,                    Assistant   Treasurer,   Neuberger  Berman
Assistant Vice President,             Advisers   Management   Trust;   Assistant
NB Management                         Treasurer,    Advisers   Managers   Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Income   Funds;    Assistant    Treasurer,
                                      Neuberger  Berman Income Trust;  Assistant


---------------
1 Until 1996.
2 Until 1997.
3 Until 1996.
                                      C-11

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

                                      Treasurer,  Neuberger Berman Equity Funds;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity Trust; Assistant Treasurer,  Income
                                      Managers   Trust;   Assistant   Treasurer,
                                      Equity    Managers    Trust;     Assistant
                                      Treasurer,    Global    Managers    Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Treasurer,
                                      Neuberger Berman Equity Series.

Stanley Egener                        Chairman   of  the  Board   and   Trustee,
President and Director,               Neuberger   Berman   Advisers   Management
NB Management; Principal,             Trust;  Chairman of the Board and Trustee,
Neuberger  Berman                     Advisers  Managers Trust;  Chairman of the
                                      Board and Trustee, Neuberger Berman Income
                                      Funds;  Chairman of the Board and Trustee,
                                      Neuberger Berman Income Trust; Chairman of the Board and Trustee, Neuberger Berman
                                      Equity  Funds;  Chairman  of the Board and
                                      Trustee,  Neuberger  Berman  Equity Trust;
                                      Chairman of the Board and Trustee,  Income
                                      Managers Trust;  Chairman of the Board and
                                      Trustee, Equity Managers Trust; Chairman of the Board and Trustee, Global Managers
                                      Trust;  Chairman of the Board and Trustee,
                                      Neuberger Berman Equity Assets; Chairman of the Board and Trustee, Neuberger Berman
                                      Equity Series.

Theodore P. Giuliano                  President  and Trustee,  Neuberger  Berman
Vice President and                    Income   Funds;   President  and  Trustee,
Director, NB Management;              Neuberger  Berman Income Trust;  President
Principal, Neuberger Berman           and Trustee, Income Managers Trust.

Michael F. Malouf                     Portfolio  Manager,  Dresdner  RCM  Global
Vice President, NB Management         Investors.4

S. Basu Mullick                       Portfolio  Manager, Ark Asset Management.5
Vice President NB Management

C. Carl Randolph                      Assistant   Secretary,   Neuberger  Berman
Principal, Neuberger  Berman          Advisers   Management   Trust;   Assistant
                                      Secretary,    Advisers   Managers   Trust;
                                      Assistant   Secretary,   Neuberger  Berman

---------------
4 Until 1998.
5 Until 1998.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

                                      Income   Funds;    Assistant    Secretary,
                                      Neuberger  Berman Income Trust;  Assistant
                                      Secretary,  Neuberger Berman Equity Funds;
                                      Assistant   Secretary,   Neuberger  Berman
                                      Equity Trust; Assistant Secretary,  Income
                                      Managers   Trust;   Assistant   Secretary,
                                      Equity    Managers    Trust;     Assistant
                                      Secretary,    Global    Managers    Trust;
                                      Assistant   Secretary,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Secretary,
                                      Neuberger Berman Equity Series.

Ingrid Saukaitis                      Project   Director,  Council  on  Economic
Assistant Vice President, NB          Priorities.6
Management

Richard Russell                       Treasurer,   Neuberger   Berman   Advisers
Vice President,                       Management  Trust;   Treasurer,   Advisers
NB Management                         Managers   Trust;   Treasurer,   Neuberger
                                      Berman Income Funds; Treasurer,  Neuberger
                                      Berman Income Trust; Treasurer,  Neuberger
                                      Berman Equity Funds; Treasurer,  Neuberger
                                      Berman  Equity  Trust;  Treasurer,  Income
                                      Managers Trust; Treasurer, Equity Managers
                                      Trust;  Treasurer,  Global Managers Trust;
                                      Treasurer, Neuberger Berman Equity Assets;
                                      Treasurer, Neuberger Berman Equity Series.

Jennifer K. Silver                    Portfolio  Manager  and  Director,  Putnum
Vice President, NB Management;        Investments.7
Principal, Neuberger Berman

Daniel J. Sullivan                    Vice  President, Neuberger Berman Advisers
Senior Vice President, NB Management  Management Trust; Vice President, Advisers
                                      Managers Trust; Vice President,  Neuberger
                                      Berman  Income  Funds;   Vice   President,
                                      Neuberger   Berman  Income   Trust;   Vice
                                      President,  Neuberger Berman Equity Funds;
                                      Vice  President,  Neuberger  Berman Equity
                                      Trust;  Vice  President,  Income  Managers
                                      Trust;  Vice  President,  Equity  Managers
                                      Trust;  Vice  President,  Global  Managers
                                      Trust;  Vice President,  Neuberger  Berman
                                      Equity Assets;  Vice President,  Neuberger
                                      Berman Equity Series.

Catherine Waterworth                  Managing Director, TCW Group Inc.8
Vice President, NB Management

---------------
6 Until 1997.
7 Until 1997.
8 Until 1998.

NAME                                  BUSINESS AND OTHER CONNECTIONS
----                                  ------------------------------

Michael J. Weiner                     Vice  President, Neuberger Berman Advisers
Senior Vice President,                Management Trust; Vice President, Advisers
NB Management;                        Managers Trust; Vice  President, Neuberger
Principal, Neuberger                  Berman  Income  Funds;   Vice   President,
Berman                                Neuberger   Berman  Income   Trust;   Vice
                                      President,  Neuberger Berman Equity Funds;
                                      Vice  President,  Neuberger  Berman Equity
                                      Trust;  Vice  President,  Income  Managers
                                      Trust;  Vice  President,  Equity  Managers
                                      Trust;  Vice  President,  Global  Managers
                                      Trust;  Vice President,  Neuberger  Berman
                                      Equity Assets;  Vice President,  Neuberger
                                      Berman Equity Series.

Allan R. White                        Portfolio   Manager,     Salomon     Asset
Vice President, NB Management;        Management.9
Principal, Neuberger Berman

Celeste Wischerth,                    Assistant   Treasurer,   Neuberger  Berman
Assistant Vice President,             Advisers   Management   Trust;   Assistant
NB Management                         Treasurer,    Advisers   Managers   Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Income   Funds;    Assistant    Treasurer,
                                      Neuberger  Berman Income Trust;  Assistant
                                      Treasurer,  Neuberger Berman Equity Funds;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity Trust; Assistant Treasurer,  Income
                                      Managers   Trust;   Assistant   Treasurer,
                                      Equity    Managers    Trust;     Assistant
                                      Treasurer,    Global    Managers    Trust;
                                      Assistant   Treasurer,   Neuberger  Berman
                                      Equity   Assets;    Assistant   Treasurer,
                                      Neuberger Berman Equity Series.

Lawrence Zicklin                      President  and Trustee,  Neuberger  Berman
Director, NB Management;              Advisers  Management Trust;  President and
Principal, Neuberger  Berman          Trustee,    Advisers    Managers    Trust;
                                      President  and Trustee,  Neuberger  Berman
                                      Equity   Funds;   President  and  Trustee,
                                      Neuberger  Berman Equity Trust;  President
                                      and  Trustee,   Equity   Managers   Trust;
                                      President,    Global    Managers    Trust;
                                      President  and Trustee,  Neuberger  Berman
                                      Equity  Assets;   President  and  Trustee,
                                      Neuberger Berman Equity Series.

---------------
9 Until 1998.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.    PRINCIPAL UNDERWRITERS.

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Assets
            Neuberger Berman Equity Funds
            Neuberger Berman Equity Series
            Neuberger Berman Equity Trust
            Neuberger Berman Income Funds

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------

Ramesh Babu                Assistant Vice President     None

Claudia A. Brandon         Vice President               Secretary

Patrick T. Byrne           Vice President               None

Richard A. Cantor          Chairman of the Board and    None
                             Director

Valerie Chang              Assistant Vice President     None

Brooke A. Cobb             Vice President               None

Robert Conti               Treasurer                    None

Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary

Robert W. D'Alelio         Vice President               None

Clara Del Villar           Vice President               None

Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------

Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee

Brian Gaffney              Vice President               None

Joseph G. Galli            Assistant Vice President     None

Robert I. Gendelman        Vice President               None

Theodore P. Giuliano       Vice President and Director  None

Michael J. Hanratty        Assistant Vice President     None

Michael M. Kassen          Vice President and Director  None

Robert L. Ladd             Assistant Vice President     None

Irwin Lainoff              Director                     None

Josephine Mahaney          Vice President               None

Michael F. Malouf          Vice President               None

Carmen G. Martinez         Assistant Vice President     None

Ellen Metzger              Vice President and Secretary None

Paul Metzger               Vice President               None

S. Basu Mullick            Vice President               None

Loraine Olavarria          Assistant Secretary          None

Janet W. Prindle           Vice President               None

Joseph S. Quirk            Assistant Vice President     None

Kevin L. Risen             Vice President               None

Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer

Ingrid Saukaitis           Assistant Vice President     None

Jennifer K. Silver         Vice President               None

Kent C. Simons             Vice President               None

Frederick B. Soule         Vice President               None

Daniel J. Sullivan         Senior Vice President        Vice President

Peter E. Sundman           Senior Vice President        None

Andrea Trachtenberg        Vice President of Marketing  None

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------

Judith M. Vale             Vice President               None

Josephine Velez            Assistant Vice President     None

Susan Walsh                Vice President               None

Catherine Waterworth       Vice President               None

Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer

Allan R. White, III        Vice President               None

Celeste Wischerth          Assistant Vice President     Assistant Treasurer

Lawrence Zicklin           Director                     Trustee and President


      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.


ITEM 29.    MANAGEMENT SERVICES

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS

            None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of December, 1998.

                              INCOME MANAGERS TRUST


                          By: /s/ Theodore P. Giulano
                              -----------------------
                              Theodore P. Giulano
                              President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                              Date
---------                     -----                              ----


/s/ John Cannon               Trustee                       December 14, 1998
---------------
John Cannon


/s/ Stanley Egener            Chairman of the Board,        December 14, 1998
------------------              Chief Executive Officer
Stanley Egener                  and Trustee


/s/ Theodore P. Giuliano      President and Trustee         December 14, 1998
------------------------
Theodore P. Giuliano


/s/ Barry Hirsch              Trustee                       December 14, 1998
----------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee                       December 14, 1998
--------------------
Robert A. Kavesh

Signature                     Title                               Date
---------                     -----                               ----


/s/ William E. Rulon          Trustee                       December 14, 1998
--------------------
William E. Rulon


/s/ Candace L. Straight       Trustee                       December 14, 1998
-----------------------
Candace L. Straight


/s/ Richard Russell           Treasurer and                 December 14, 1998
-------------------            Principal Accounting Officer
Richard Russell


/s/ Michael J. Weiner         Vice President and            December 14, 1998
---------------------          Principal Financial Officer
Michael J. Weiner

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER BERMAN INCOME TRUST has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of December, 1998.

                          NEUBERGER BERMAN INCOME TRUST


                            By:  /s/ Theodore P. Giuliano
                                 ------------------------
                                 Theodore P. Giuliano
                                 President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                               Date
---------                     -----                               ----


/s/ John Cannon               Trustee                       December 14, 1998
---------------
John Cannon


/s/ Stanley Egener            Chairman of the Board,        December 14, 1998
------------------              Chief Executive Officer
Stanley Egener                  and Trustee



/s/ Theodore P. Giuliano      President and Trustee         December 14, 1998
------------------------
Theodore P. Giuliano


/s/ Barry Hirsch              Trustee                       December 14, 1998
----------------
Barry Hirsch


/s/ Robert A. Kavesh          Trustee                       December 14, 1998
--------------------
Robert A. Kavesh

Signature                     Title                               Date



/s/ William E. Rulon          Trustee                       December 14, 1998
--------------------
William E. Rulon


/s/ Candace L. Straight       Trustee                       December 14, 1998
-----------------------
Candace L. Straight


/s/ Richard Russell           Treasurer and                 December 14, 1998
-------------------             Principal Accounting
Richard Russell                 Officer


/s/ Michael J. Weiner         Vice President and            December 14, 1998
---------------------           Principal Financial
Michael J. Weiner               Officer

                         NEUBERGER BERMAN INCOME TRUST
                  POST-EFFECTIVE AMENDMENT NO. 7 ON FORM N-1A

                               INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                            PAGE

(a)           (1)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (2)   Restated Certificate of Trust.  Filed
                    Herewith.

              (3)   Trust Instrument of Neuberger Berman Income         N.A.
                    Trust.  Incorporated by Reference to
                    Post-Effective Amendment No. 3 to
                    Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (4)   Schedule A - Current Series of Neuberger            N.A.
                    Berman Income Trust. Incorporated by
                    Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-98-000251.

(b)           By-laws of Neuberger Berman Income Trust.                 N.A.
              Incorporated by Reference to Post-Effective
              Amendment No. 3 to Registrant's Registration
              Statement, File Nos. 33-62872 and 811-7724, EDGAR
              Accession No. 0000898432-96-00018.

(c)           (1)   Trust Instrument of Neuberger Berman Income         N.A.
                    Trust, Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No.
                    3 to Registrant's Registration Statement,
                    File Nos. 33-62872 and 811-7724, EDGAR
                    Accession No. 0000898432-96-00018.

              (2)   By-laws of Neuberger Berman Income Trust            N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

(d)           (1)   (i)    Management Agreement Between Income          N.A.
                           Managers Trust and Neuberger Berman
                           Management Incorporated.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registration Statement of Neuberger
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income            N.A.
                           Managers Trust Currently Subject to
                           the Management Agreement.

                           Incorporated by Reference to
                           Post-Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-90-000246.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Management Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-98-000246.

              (2)   (i)    Sub-Advisory Agreement Between               N.A.
                           Neuberger Berman Management
                           Incorporated and Neuberger Berman,
                           L.P. with Respect to Income Managers
                           Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registration Statement of Neuberger
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income            N.A.
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 25 to
                           Registration Statement of Neuberger
                           Berman Income Funds, File Nos.
                           2-85229 and 811-3802, EDGAR Accession
                           No. 0000898432-98-000246.

                    (iii)  Substitution Agreement Among                 N.A.
                           Neuberger Berman Management
                           Incorporated, Income Managers Trust,
                           Neuberger Berman, L.P., and Neuberger
                           Berman, LLC.  Incorporated by
                           reference to Post-Effective Amendment
                           No. 5 to Registrant's Registration
                           Statement, File Nos. 33-62872 and
                           811-7724, EDGAR Accession No.
                           0000898432-97-00040.

(e)           (1)   Distribution Agreement Between Neuberger            N.A.
                    Berman Income Trust and Neuberger Berman
                    Management Incorporated.  Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (2)   Schedule A - Series of Neuberger Berman             N.A.
                    Income Trust Currently Subject to the
                    Distribution Agreement. Incorporated by
                    Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-98-000251.

(f)           Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(g)           (1)   Custodian Contract Between Neuberger Berman         N.A.
                    Income Trust and State Street Bank and Trust
                    Company.  Incorporated by Reference to
                    Post-Effective Amendment No. 3 to
                    Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-96-00018.

              (2)   Schedule of Compensation under the Custodian        N.A.
                    Contract.  Incorporated by Reference to
                    Post-Effective Amendment No. 5 to
                    Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-97-000040.

              (3)   Agreement between Neuberger Berman Income           N.A.
                    Trust and State Street Bank and Trust Company relating to the merger of Neuberger Berman
                    Ultra Short Bond Trust and Neuberger Berman
                    Limited Maturity Bond Trust. Incorporated by
                    Reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement, File
                    Nos. 33-62872 and 811-7724, EDGAR Accession
                    No. 0000898432-98-000251.

(h)           (1)   (i)    Transfer Agency and Service Agreement        N.A.
                           Between Neuberger Berman Income Trust
                           and State Street Bank and Trust
                           Company.  Incorporated by Reference
                           to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-96-00018.

                    (ii)   First Amendment to Transfer Agency           N.A.
                           and Service Agreement between
                           Neuberger Berman Income Trust and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-96-00018.

                    (iii)  Schedule of Compensation under the           N.A.
                           Transfer Agency and Service
                           Agreement.  Incorporated by Reference
                           to Post-Effective Amendment No. 5 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-97-000040.

              (2)   (i)    Administration Agreement Between             N.A.
                           Neuberger Berman Income Trust and
                           Neuberger Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration
                           Statement, File Nos. 33-62872 and
                           811-7724, EDGAR Accession No.
                           0000898432-96-00018.

                    (ii)   Schedule A - Series of Neuberger             N.A.
                           Berman Income Trust Currently Subject
                           to the Administration Agreement.
                           Filed Herewith.

                    (iii)  Schedule B - Schedule of Compensation        N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement,
                           File Nos. 33-62872 and 811-7724,
                           EDGAR Accession No.
                           0000898432-96-00018.

(i)           Opinion and Consent of Kirkpatrick & Lockhart on          N.A.
              Securities Matters. Incorporated by Reference to
              Post-Effective Amendment No. 6 to Registrant's
              Registration Statement, File Nos. 33-62872 and
              811-7724, EDGAR Accession No. 0000898432-98-000251.

(j)           Other Opinions, Appraisals, Rulings and Consents:          N.A.
              To be Filed by Amendment.

(k)           Financial Statements Omitted from Prospectus.             N.A.
              None.

(l)           Letter of Investment Intent.  None.                       N.A.

(m)           Plan Pursuant to Rule 12b-1.  None.                       N.A.

(n)           Financial Data Schedules. To Be Filed by                  N.A.
              Amendment.

(o)           Plan Pursuant to Rule 18-3f.  None.                       N.A.